Leases - Maturities of Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturities of operating lease liabilities
2025	$ 111
2026	115
2027	59
Total lease payments	285
Less: imputed interest	23
Total lease liabilities	$ 262	$ 171
Weighted-average remaining lease term at end of period (in years)	2 years 4 months 24 days
Weighted-average discount rate at end of period	6.90%